o BT PYRAMID MUTUAL FUNDS o


                            BT PRESERVATIONPLUS FUND



                                 ANNUAL REPORT
                                ---------------
                                SEPTEMBER o 1998

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BT PreservationPlus Fund

Table of Contents
--------------------------------------------------------------------------------


         Letter to Shareholders                                  3

         BT PreservationPlus Fund
            Statement of Assets and Liabilities                  6
            Statement of Operations                              7
            Statement of Changes in Net Assets                   8
            Financial Highlights                                 9
            Notes to Financial Statements                       10
            Report of Independent Auditors                      12

         BT PreservationPlus Portfolio
            Statement of Net Assets                             13
            Statement of Operations                             15
            Statement of Changes in Net Assets                  16
            Financial Highlights                                16
            Notes to Financial Statements                       17
            Report of Independent Auditors                      19

                                ---------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

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BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first annual report for the BT PreservationPlus Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. The Fund's Institutional Class, Institutional Service Class, and Service Class have not been in operation for a full twelve months. For those classes, performance is being reported for the life of the Fund as of September 30, 1998.

It is well worth noting that the BT PreservationPlus Fund is the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457, and not-for-profit 403(b) plans. As of September 30, 1998, the Fund had more than $232 million in total assets across all classes of shares.

MARKET ACTIVITY
During the twelve months ending September 30, 1998, the U.S. bond market rallied, continuing the bullish trend in place since early 1997 and trading up even further as investors sought a haven of safety from global economic turmoil. The low inflation trend has been exceptionally supportive of lower bond yields for the past two years, aided by declining commodity prices, modest wage growth, strong productivity gains, and a vigilant central bank.

U.S. Treasuries were the primary beneficiaries of the high-volume flight to quality, while the global financial crisis caused yield spreads in the corporate, mortgage, and asset-backed sectors to widen significantly over the year. Specifically, over the twelve months, the 2-year Treasury bond yield dropped 1.51% to 4.27%. The 5-year Treasury bond yield rallied even more, dropping 1.76% to 4.22%. This movement helped to invert the short-to-intermediate portion of the yield curve, narrowing the 2 to 5 year spread from 0.21% at September 30, 1997 to -0.05% on September 30, 1998.

Overall, the yield curve flattened, as several factors impacted U.S. bond markets.
o From October 1997 to January 1998, many Asian countries were forced to sell short-term U.S. debt to defend their currencies. The mortgage and corporate sector yield spreads widened, suffering from fears of a refinancing wave and global overcapacity, respectively.
o During the first calendar quarter of 1998, the U.S. bond market traded in a broad range, primarily due to diminishing fears about the impact of the Asian crisis on the U.S. economy. Shifts in market perception led to the mortgage and corporate sectors outperforming Treasuries for the quarter. Disinflationary pressures affected the longer end of the curve, while the shorter end remained anchored by a Fed Funds target rate of 5.50%.
o In the second half of the fiscal year, yield spreads on corporate and asset-backed securities continued to widen with investor concerns about the negative domestic credit implications of the financial crisis in foreign markets. The mortgage-backed sector also lagged duration-matched Treasuries, as the expectation of high prepayments was renewed. Treasuries rallied further on a global financial crisis now further solidified by:
  -- Russia's default on debt payments and devaluation of the ruble, despite an
     International Monetary Fund bailout attempt,
  -- a large and highly leveraged hedge fund that required a Federally orchestrated bailout, and
  -- the economy and banking systems of Japan as well as those of significant emerging markets continuing to flounder without foreseeable resolution.
o The September 29, 1998 easing of the Fed Funds rate to 5.25% by the Federal Reserve Board was not well-embraced by investors, who perceived the 0.25% cut as insufficient for boosting U.S. economic growth.

INVESTMENT REVIEW
The Fund has had a successful initial fiscal year, and we believe the Fund is well positioned for a high level of current income over the long term. The Fund has met its objective of maintaining a stable value per share, with its NAV staying steady at $10 per share every day since inception. It should be noted that the Service Class has only been in operation since September 23, 1998.


---------------------------------------------------------------------------

Periods ended September 30, 1998            Cumulative Total Returns
                                      Past 3   Past 6   Past 9    Since
                                      months   months   months   inception
---------------------------------------------------------------------------
 BT PreservationPlus
  Fund Investment Class
  Shares(1) (inception 10/1/97)        1.42%    2.84%    4.27%     5.77%
---------------------------------------------------------------------------
 Lehman 1-3 Year Government/
  Corporate Index(2)                   2.99     6.10     7.87      7.87(3)
---------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)         1.51     3.05     4.62      6.25(3)
---------------------------------------------------------------------------
 IBC's First Tier Money
  Market Universe(2)                   1.24     2.49     3.75      5.06(3)
---------------------------------------------------------------------------
 BT PreservationPlus Fund
  Institutional Class Shares(1)
  (inception 12/14/97)                 1.45%    2.92%    4.39%     4.67%
---------------------------------------------------------------------------
 Lehman 1-3 Year Government/
  Corporate Index(2)                   2.99     6.10       --      4.60(3)
---------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)         1.51     3.05       --      4.93(3)
---------------------------------------------------------------------------
 IBC's First Tier Money
  Market Universe(2)                   1.24     2.49       --      3.75(3)
---------------------------------------------------------------------------
 BT PreservationPlus Fund
  Institutional Service Class
  Shares(1) (inception 4/1/98)         1.42%      --        --     2.82%
---------------------------------------------------------------------------
 Lehman 1-3 Year Government/
  Corporate Index(2)                   2.99       --        --     6.10(3)
---------------------------------------------------------------------------
 Ryan Labs 5 Year GIC Index(2)         1.51       --        --     3.05(3)
---------------------------------------------------------------------------
 IBC's First Tier Money
  Market Universe(2)                   1.24       --        --     2.49(3)
---------------------------------------------------------------------------
 BT PreservationPlus Fund
  Service Class Shares(1)
  (inception 9/23/98)                    --       --        --      .1%
---------------------------------------------------------------------------

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BT PreservationPlus Fund

Letter to Shareholders
--------------------------------------------------------------------------------


                    Diversification of Portfolio Investments
                       By Theme as of September 30, 1998
                    (percentages are based on market value)


                [Pie Chart Appears Here - See Plot Points Below]


                         Mortgage Backed            25%
                         Foreign Debt                1%
                         Utility                     2%
                         Industrial                  9%
                         U.S.Treasury                7%
                         Money Market Mutual Fund   15%
                         Short-Term U.S. Government 15%
                         Financial Services         26%

The Fund is diversified across the major sectors of the investment grade fixed income market. As of September 30, 1998, the Portfolio is allocated 26% to corporate bonds, 25% to mortgage-backed securities, 12% to asset-backed securities, 22% to U.S. Treasuries, 15% to cash equivalents. This allocation of fixed income securities is intentionally weighted towards the corporate, asset backed and mortgage sectors, as these sectors have historically offered a higher yield than U.S. government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the per share net asset value of the Fund.

The Fund is the first SEC registered mutual fund to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have entered the Portfolio into four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 1998 are issued by Bank of America NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This has been a successful strategy for the Fund.(1)

The Fund has maintained a high quality portfolio. The average credit quality of the investments in the Fund at the end of the annual period was AA+, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements at that time was AA, as measured by Standard & Poor's. The Fund's duration at September 30, 1998 stood at 2.5 years.

MANAGER OUTLOOK
For the near term, we anticipate that bond market investors will continue to seek refuge from the global financial crisis in the government bond markets of the advanced economies. Further, absent signs that the global turmoil is receding, yield spreads in the corporate, mortgage, and asset-backed sectors are likely to remain wide under credit considerations. We believe that these conditions should present us with attractive opportunities to invest new cash flows at higher yield spreads.

We expect that the recessionary pressures building from the influence of the global financial crisis will cause the yield curve to revert back to a "normal" shape, as the Federal Reserve Board considers a further easing of interest rates. In fact, we believe the fixed income market is already discounting further moves by the Fed. We further believe that economic growth will remain slow but respectable within a 1%-2% GDP range. Given this scenario, we expect corporate, mortgage, and asset-backed sector spreads to remain in a relatively tight trading range.

We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.


                                /s/ Eric Kirsch
                              ___________________

                 /s/ Louis R. D'Arienzo        /s/ John Axtell
                _______________________________________________

                Eric Kirsch, Louis R. D'Arienzo and John Axtell
                           Portfolio Managers of the
                           PreservationPlus Portfolio
                               September 30, 1998


----------
(1) Performance quoted represents past performance. Investment return and principal value may fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
    The Fund seeks to maintain a constant $10.00 per share net asset value, although there can be no assurance that it will be able to do so. The Fund is not a money market fund. The Fund will hold fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
(2) In our March Shareholder Letter, we stated that we were considering an alternative benchmark to the IBC Money Fund Averages. We have selected two alternative benchmarks. The Lehman 1 to 3 year Government/Corporate Index, our primary benchmark, is a total return index consisting of all US Government agency securities, US Government treasury securities, and all investment grade corporate debt securities with maturities of one to three years. We also compare our performance to the Ryan Labs 5 Year GIC Index, a custom index consisting of an arithmetic mean of 5 year GIC contract rates, assuming each contract is held to full term. This index more closely reflects the market sector in which the Fund invests.
(3) The benchmarks for the Life of Fund time period are calculated from September 30, 1997 for the Investment Class, from December 31, 1997 for the Institutional Class comparison, and from March 31, 1998 for the Institutional Service Class comparison.

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BT PreservationPlus Fund

Performance Comparison
--------------------------------------------------------------------------------


Comparison of Change in
Value of a $10,000 Investment
in the BT PreservationPlus
Fund, Investment Class and
Institutional Class.


              BT PreservationPlus Fund Investment Class - $10,576

              Lehman 1-3 Year Government/Corporate Index - $10,787

                 IBC First Tier Money Market Universe - $10,506

                      Ryan Labs 5 Year GIC Index - $10,625


                  [Graph Appears Here - See Plot Points Below]

                BT                Lehman              IBC
         PreservationPlus        1-3 Year          First Tier     Ryan Labs
         Fund Investment    Government/Corporate  Money Market    5 Year GIC
              Class               Index             Universe        Index

Oct-97       10,000              10,000              10,000          10,000
Mar-98       10,284              10,313              10,251          10,250
Sep-98       10,576              10,787              10,506          10,625

   Past performance is not indicative of future performance. The above graph represents performance information of Investment Class Shares (the sole class of shares prior to the other classes). Performance of the other classes will vary based on differences in fees and expenses paid by shareholders investing in the different classes.



-------------------------------------------------------------------------------
              Total Return for the Period Ended September 30, 1998

                            Inception Date     Total Return
Investment Class                10/1/97            5.76%
Institutional Class            12/14/97            4.67%
Institutional Service Class      4/1/98            2.82%
Service Class                   9/23/98             .10%

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns for less than 1 year are not annualized.
-------------------------------------------------------------------------------

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BT PreservationPlus Fund

Statement of Assets and Liabilities September 30, 1998
--------------------------------------------------------------------------------

Assets
  Investment in PreservationPlus Portfolio, at Value                                                 $232,551,276
  Receivable for Shares of Beneficial Interest Subscribed                                               1,299,933
  Prepaid Expenses and Other                                                                               83,126
  Due from Bankers Trust, net                                                                             145,992
                                                                                                     ------------
Total Assets                                                                                          234,080,327
                                                                                                     ------------
Liabilities
  Payable for Shares of Beneficial Interest Redeemed                                                      213,768
  Dividend Payable                                                                                      1,036,203
  Accrued Expenses and Other                                                                               93,175
                                                                                                     ------------
Total Liabilities                                                                                       1,343,146
                                                                                                     ------------
Net Assets                                                                                           $232,737,181
                                                                                                     ============
Composition of Net Assets
  Paid-in Capital                                                                                    $232,737,181
  Net Unrealized Appreciation on Investment                                                             3,951,992
  Accumulated Net Realized Gain on Investment                                                             991,886
  Unrealized Depreciation on Wrapper Agreements                                                        (4,943,878)
                                                                                                     ------------
Net Assets                                                                                           $232,737,181
                                                                                                     ============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
  Shares Outstanding:
    Investment Class Shares(1)                                                                       $      10.00
    Institutional Class Shares(2)                                                                    $      10.00
    Institutional Service Class Shares(3)                                                            $      10.00
    Service Class Shares(4)                                                                          $      10.00

----------
(1) Net asset value, offering and redemption price per share (based on net assets of $15,003,333 and 1,500,333 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(2) Net asset value, offering and redemption price per share (based on net assets of $162,192,860 and 16,219,286 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(3) Net asset value, offering and redemption price per share (based on net assets of $55,136,558 and 5,513,656 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)
(4) Net asset value, offering and redemption price per share (based on net assets of $404,430 and 40,443 shares of beneficial interest outstanding; $.001 par value, unlimited number of shares of beneficial interest authorized)


              See Notes to Financial Statements on Pages 10 and 11

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Statement of Operations For the year ended September 30, 1998*
--------------------------------------------------------------------------------

Investment Income
  Income net of expenses allocated from PreservationPlus Portfolio               $ 7,494,602
                                                                                 -----------
Expenses
  Administration and Service Fees - Investment Class                                  23,442
  Administration and Service Fees - Institutional Class                              211,798
  Administration and Service Fees - Institutional Service Class                       20,080
  Administration and Service Fees - Service Class                                         19
  Shareholder Service Fee - Institutional Service Class                               30,897
  Shareholder Service Fee - Service Class                                                 19
  Registration Fees                                                                  100,843
  Insurance Expense                                                                    3,763
  Printing and Shareholder Reports                                                    48,539
  Trustees Fees                                                                        8,814
  Professional Fees                                                                   31,147
  Miscellaneous Fees                                                                   3,016
  Organization Expenses                                                                9,446
                                                                                 -----------
  Total Expenses                                                                     491,823
  Less:  Expenses Absorbed by Bankers Trust (exclusive of portfolio waivers)
    Investment Class                                                                 (30,341)
    Institutional Class                                                             (308,573)
    Institutional Service Class                                                      (40,029)
    Service Class                                                                        (19)
                                                                                 -----------
  Net Expenses                                                                       112,861
                                                                                 -----------
Net Investment Income                                                              7,381,741
                                                                                 -----------
  Unrealized Appreciation (Depreciation) on:
    Investment                                                                     3,951,992
    Wrapper Agreements                                                            (4,943,878)
  Realized Gain from Investment Transactions                                         991,886
                                                                                 -----------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements             --
                                                                                 -----------
Net Increase in Net Assets from Operations                                       $ 7,381,741
                                                                                 ===========


----------
* The Investment, Institutional, Service and Institutional Service Classes commenced operations on October 1, 1997, December 14, 1997, September 23, 1998 and April 1, 1998, respectively.


              See Notes to Financial Statements on Pages 10 and 11

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BT PreservationPlus Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the year ended
                                                                     September 30, 1998*
                                                                     -------------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                  $  7,381,741
  Net Unrealized Appreciation on Investment                                 3,951,992
  Net Unrealized Depreciation on Wrapper Agreements                        (4,943,878)
  Net Realized Gain from Investment Transactions                              991,886
                                                                         ------------
  Net Increase in Net Assets from Operations                                7,381,741
                                                                         ------------
Distributions to Shareholders
  Net Investment Income
    Investment Class                                                         (528,312)
    Institutional Class                                                    (5,716,544)
    Institutional Service Class                                            (1,136,465)
    Service Class                                                                (420)
                                                                         ------------
Total Distributions                                                        (7,381,741)
                                                                         ------------
Capital Transactions in Shares of Beneficial Interest
  Net Increase Resulting from Investment Class Shares                      15,003,333
  Net Increase Resulting from Institutional Class Shares                  162,192,860
  Net Increase Resulting from Institutional Service Class Shares           55,136,558
  Net Increase Resulting from Service Class Shares                            404,430
                                                                         ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest   232,737,181
                                                                         ------------
Total Increase in Net Assets                                              232,737,181
Net Assets
Beginning of Year                                                                  --
                                                                         ------------
End of Year                                                              $232,737,181
                                                                         ============


----------
* The Investment, Institutional, Service and Institutional Service shares commenced operations on October 1, 1997, December 14, 1997, September 23, 1998 and April 1, 1998, respectively.

              See Notes to Financial Statements on Pages 10 and 11

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BT PreservationPlus Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                          Investment Class Shares    Institutional Class Shares
                                          ------------------------   --------------------------
                                              For the period               For the period
                                          October 1, 1997* through   December 14, 1997* through
                                             September 30, 1998          September 30, 1998
                                          ------------------------   --------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $10.00                    $ 10.00
                                                   ------                    -------
Income from Investment Operations
  Net Investment Income                              0.56                       0.46
Distributions to Shareholders
  Net Investment Income                             (0.56)                     (0.46)
                                                   ------                    -------
Net Asset Value, End of Period                     $10.00                    $ 10.00
                                                   ======                    =======
Total Investment Return                              5.76%                      5.91%**
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)         $15,003                   $162,193
  Ratios to Average Net Assets:***
    Net Investment Income                            5.65%                      5.79%**
    Net Expenses, Including Expenses of the
     PreservationPlus Portfolio                      0.55%                      0.40%**
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust      0.51%                      0.50%**


                                           Institutional Service               Service
                                               Class Shares                  Class Shares
                                          -----------------------    ---------------------------
                                               For the period               For the period
                                          April 1, 1998* through     September 23, 1998* through
                                            September 30, 1998           September 30, 1998
                                          -----------------------    ---------------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period               $10.00                     $10.00
                                                   ------                     ------
Income from Investment Operations
  Net Investment Income                              0.28                       0.01
Distributions to Shareholders
  Net Investment Income                             (0.28)                     (0.01)
                                                   ------                     ------
Net Asset Value, End of Period                     $10.00                     $10.00
                                                   ======                     ======
Total Investment Return                              5.78%**                    5.42%**
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)         $55,137                    $   404
  Ratios to Average Net Assets:***
    Net Investment Income                            5.66%**                    5.42%**
    Net Expenses, Including Expenses of the
     PreservationPlus Portfolio                      0.55%**                    0.80%**
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust      0.39%**                    0.43%**


----------
*   Commencement of operations
**  Annualized
*** Includes Fund share of Portfolio expenses


              See Notes to Financial Statements on Pages 10 and 11

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The PreservationPlus Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Preservation Plus Fund offers four classes of shares to investors; Investment Class, Institutional Class, Service Class and Institutional Service Class shares (the "Classes"). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has certain expenses directly attributable to that particular class and exclusive voting rights with respect to matters affecting a single class.

The Investment, Institutional, Service, and Institutional Service Classes commenced operations and began offering shares of beneficial interest on October 1, 1997, December 14, 1997, September 23, 1998 and April 1, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the results related to the Fund's underlying assets and the offsetting valuation change of the Wrapper Agreements.

The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

C. Distributions
It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.25% of average daily net assets for the Investment and Service classes and 0.10% of average daily net assets for the Institutional and Institutional Service classes. Prior toAugust 5, 1998, the Administration and Service Fee for the Institutional and Institutional Service Classes was 0.25% of average daily net assets.

The Service and Institutional Service Classes are also subject to shareholder servicing fees in the maximum amount of 0.25% and 0.15% of average daily net assets, respectively.

The Trust has entered into a distribution agreement with ICC Distributors, Inc. ("ICC") under which ICC will serve as distributor for shares sold on behalf of the Fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary to limit all expenses as follows: Investment Class of Shares to 0.20% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.55% of the average daily net assets of the Class, including expenses of the Portfolio; Service Class of Shares to 0.45% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.80% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Class of Shares to 0.05% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.40% of the average daily net assets of the Class, including expenses of the Portfolio; and Institutional Service Class to 0.20% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.55% of the average daily net assets of the Class, including expenses of the Portfolio.

The Fund is a participant with other affiliated entities in a revolving credit facility (the "revolver") and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3--Shares of Beneficial Interest
At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest for the fiscal periods ended September 30, 1998 were as follows:

                                                  Institutional           Institutional Service
                 Investment Class Shares*          Class Shares*              Class Shares*        Service Class Shares*
                -------------------------    -------------------------   ------------------------  ---------------------
                  Shares        Amount         Shares        Amount        Shares       Amount       Shares    Amount
                ----------   ------------    ----------   ------------   ----------  ------------    ------   --------
Sold             3,085,270   $ 30,852,705    18,237,037   $182,370,372    6,774,020  $ 67,740,195    40,443   $404,430
Reinvested          44,831        448,308       496,228      4,962,280       91,836       918,362         0          0
Redeemed        (1,629,768)   (16,297,680)   (2,513,979)   (25,139,792)  (1,352,200)  (13,521,999)        0          0
                ----------   ------------    ----------   ------------   ----------  ------------    ------   --------
                 1,500,333   $ 15,003,333    16,219,286   $162,192,860    5,513,656  $ 55,136,558    40,443   $404,430
                ==========   ============    ==========   ============   ==========  ============    ======   ========


----------
* The Investment, Institutional, Service and Institutional Service Classes commenced operations on October 1, 1997, December 14, 1997, September 23, 1998 and April 1, 1998, respectively.

--------------------------------------------------------------------------------
BT PreservationPlus Fund

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT Pyramid Mutual Funds - BT PreservationPlus Fund

We have audited the accompanying statement of assets and liabilities of BT PreservationPlus Fund (the "Fund") as of September 30, 1998, and the related statements of operations and changes in net assets for the year then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BT PreservationPlus Fund at September 30, 1998, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


Ernst & Young, LLP
Philadelphia, Pennsylvania
October 30, 1998

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Net Assets  September 30, 1998
--------------------------------------------------------------------------------

 Principal
  Amount               Security                           Value
  ------               --------                           -----

            CORPORATE DEBT
            NON-CONVERTIBLE - 47.59%
            Financial Services - 33.08%
$ 1,000,000 ABN AMRO Boan NV, 7.55%,
              6/28/06                                 $  1,099,455
  1,000,000 ACCMT 1996-A, 6.00%, 11/15/05                1,033,766
  2,000,000 American Express Master Trust-CI.
              A, 7.60%, 8/15/02                          2,127,690
  1,000,000 American General Finance,
              5.90%, 1/15/03                             1,021,515
  1,000,000 AMXMT 98-1 A, 5.90%, 4/15/04                 1,029,375
  1,000,000 Associates Corp., 9.125%, 4/1/00             1,053,764
  1,500,000 Associates Corp., 6.68%, 9/17/99             1,517,853
  2,000,000 AT&T Universal Card Master,
              5.95%, 10/17/02                            2,037,050
    300,000 BankAmerica Co., 7.50%, 10/15/02               321,870
  2,000,000 California Infrastructure PG&E-CI.
              A7, 6.420%, 9/25/08                        2,055,090
  2,000,000 CCIMT 98-6 A, 5.85%, 4/10/03                 2,049,770
  1,000,000 CNA Financial, 6.45%, 1/15/08                1,026,405
  1,500,000 CHAMT 98-3 A, 6.00%, 4/15/03                 1,547,813
  1,000,000 Chase Credit Card Master Trust-CI.
              A7, 6.30%, 4/15/03                         1,023,345
    100,000 Chase Manhattan Corp., 10.0%,
              6/15/99                                      102,963
  2,000,000 Chase Manhattan Corp., 7.25%,
            6/1/07                                       2,169,020
  2,300,000 Chase Manhattan Credit Card Master
              Trust-CI. A, 6.73%, 2/15/03                2,324,944
  1,000,000 Citibank Credit Card Master Trust-CI.
              A, 5.75%, 1/15/03                          1,036,235
  2,000,000 DHMT 1998-1 A, 5.90%, 5/25/06                2,063,750
  2,000,000 Discover Card Master Trust-CI.
              A, 5.80%, 9/16/03                          2,029,360
  2,000,000 Discover Card Master Trust-CI. A,
              6.20%, 5/16/06                             2,124,402
  1,000,000 EQCC Home Equity Loan Turst-CI.
              A5, 6.54%, 4/15/11                         1,022,205
  2,000,000 First Bank Corporation, 6.40%,
              2/15/03                                    2,075,492
    300,000 First Union National Bank, 7.125%,
              10/15/06                                     329,516
  5,000,000 First USA Credit Card Master Trust-CI.
              A, 6.42%, 3/17/05                          5,223,210
  3,000,000 Ford Credit Auto Loan Master Trust-CI.
              A, 6.50%, 8/15/02                          3,076,905
  2,000,000 Ford Motor Credit, 6.0%, 1/14/03             2,061,800
  1,000,000 GMAC, 7.125%, 5/1/03                         1,071,593
  1,300,000 GMAC, 6.875%, 7/15/01                        1,353,018
  1,000,000 GMAC, 6.75%, 3/15/03                         1,056,639
  1,000,000 Household Finance Co., 8.375%,
              11/15/01                                   1,085,345
  1,000,000 J.P. Morgan & Co., 6.70%, 11/1/07            1,053,145
  2,000,000 MBNA Master Credit Card Trust-CI.
              A, 6.55%, 1/15/07                          2,138,582
  1,000,000 MBNA Master Credit Card Trust-CI.
              A, 6.60%,1/15/03                           1,029,990


 Principal
  Amount               Security                           Value
  ------               --------                           -----

$ 1,000,000 Mellon Financial, 6.375%, 2/15/10         $  1,041,136
  1,000,000 Merrill Lynch, 6.00%, 2/12/03                1,022,587
  1,250,000 Morgan Stanley Group,
              6.875%, 3/1/07                             1,313,395
  1,000,000 NationsBank, 5.75%, 3/15/01                  1,009,346
  3,000,000 NationsBank Credit Card Master Trust-
              CI. A, 6.00%, 12/15/05                     3,128,022
  1,000,000 Norwest Corp., 8.15%, 11/1/01                1,083,195
  2,000,000 Premier Auto Trust-CI. A, 5.96%,
              10/8/02                                    2,041,250
    750,000 Premier Auto Trust-CI. A, 5.82%,
              12/6/02                                      762,656
  1,000,000 Providian Master Trust-CI. A4, 6.25%,
              6/15/07                                    1,044,649
  2,000,000 Rockwell International, 6.15%,
              1/15/08                                    2,119,054
  2,000,000 Salomon Smith Barney Holdings,
              7.98%, 3/1/00                              2,070,730
  1,000,000 SCAMT 98-1 A, 5.80%, 8/15/05                 1,013,750
  1,000,000 SCAMT 1995-5 A, 6.05%, 1/16/08               1,030,313
  2,700,000 Standard Credit Card Trust, 5.95%,
              10/7/04                                    2,799,201
  2,000,000 Toyota Auto Lease Trust-CI. A2,
              6.35%, 9/25/00                             2,081,180
                                                      ------------
                                                        76,933,339
                                                      ------------

            Industrial - 11.80%
  1,000,000 Abbot Labs, 6.40%, 12/1/06                   1,091,290
  2,000,000 American Home Products, 7.70%,
              2/15/00                                    2,071,634
  2,000,000 Anheuser Busch, 9.00%, 12/1/09               2,604,180
  1,000,000 BP America, Inc., 7.875%, 5/15/02            1,097,867
  1,000,000 Dillards Dept. Store, 7.15%,
              9/1/02                                     1,055,115
  2,000,000 DuPont, 9.15%, 4/15/00                       2,122,636
  1,565,000 Exxon Capital Corp., 6.50%,
              7/15/99                                    1,579,044
  1,000,000 GTE Southwest, Inc., 6.23%,
              1/1/07                                     1,067,995
  2,000,000 Hanson Overseas, 6.75%, 9/15/05              2,132,060
    750,000 Mattel Inc., 6.125%, 7/15/05                   781,823
  2,000,000 McDonald's Corporation, 6.50%,
              8/1/07                                     2,131,688
    500,000 Sears Roebuck Acceptance,
              6.125%, 1/15/06                              514,237
  2,000,000 Sears Roebuck Bond, 7.0%,
              6/15/07                                    2,164,348
  1,000,000 Sony Corporation, 6.125%,
              3/4/03                                     1,029,565
  1,000,000 TRW, 6.05%, 1/15/05                          1,052,955
  1,500,000 Texaco Capital, 8.50%, 2/15/03               1,702,890
  1,890,000 Wal-Mart Stores, Inc., 9.10%,
              7/15/00                                    2,026,154
    100,000 Wal-Mart Stores, Inc., 6.50%,
              6/1/03                                       106,890
  1,000,000 Walt Disney, Co., 6.75%, 3/30/06             1,101,895
                                                      ------------
                                                        27,434,266
                                                      ------------


              See Notes to Financial Statements on Pages 17 and 18

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Net Assets September 30, 1998
--------------------------------------------------------------------------------


 Principal
  Amount               Security                           Value
  ------               --------                           -----

            Utility - 2.71%
$ 1,000,000 Central & South, 7.25%, 10/1/04           $  1,098,890
    800,000 Ches & Pot. Telephone, 7.125%,
              1/15/02                                      853,752
  2,000,000 Consolidated Natural Gas, 6.625%,
              12/1/08                                    2,167,120
  1,000,000 Virginia Electric & Power, 6.75%,
              2/1/07                                     1,065,930
  1,000,000 Wisconsin Electric & Power, 7.25%,
              8/1/04                                     1,105,951
                                                      ------------
                                                         6,291,643
                                                      ------------

Total Corporate Debt Non-Convertible
   (Cost $107,601,188)                                 110,659,248
                                                      ------------

            FOREIGN DEBT - 1.14%
  1,000,000 Alberta Province, 9.25%, 4/1/00              1,058,525
  1,000,000 Province of Ontario, 6.00%,
              2/21/06                                    1,046,390
    500,000 Province of Quebec, 7.00%,
              1/30/07                                      548,520
                                                      ------------

Total Foreign Debt (Cost $2,581,405)                     2,653,435
                                                      ------------

            Mortgage Backed Securities - 31.68%
  1,000,000 FHLMC TBA, 7.50%, 5/1/07                     1,031,250
  1,000,000 FHLMC TBA, 6.0%, 04/1/08                     1,011,875
  2,000,000 FHLMC TBA, 6.0%, 11/1/08                     2,055,626
  2,000,000 FHLMC TBA, 6.50%, 11/1/08                    2,044,376
  4,000,000 FHLMC TBA, 7.50%, 5/1/22                     4,120,626
  3,000,000 FHLMC TBA, 6.50%, 11/1/23                    3,049,689
  4,000,000 FHLMC, 7.0%, 3/1/23                         4,101,252
  2,000,000 FHLMC TBA, 6.0%, 11/1/24                     1,997,500
    179,771 FHLMC Gold D79, 7.50%, 4/1/27                  185,333
    442,419 FHLMC Gold C00, 7.50%, 6/1/27                  456,107
     98,944 FHLMC Gold D83, 7.50%, 10/1/27                 102,005
  1,000,000 FNMA, 7.50%, 9/1/06                          1,030,625
  2,000,000 FNMA TBA, 7.0%, 9/1/06                       2,052,501
  2,000,000 FNMA TBA, 6.5%, 11/1/07                      2,038,750
  2,000,000 FNMA TBA, 6.0%, 4/1/08                       2,021,250
    424,048 FNMA, 7.00%, 9/1/12                            435,578
  2,849,465 FNMA, 8.00%, 5/1/17                          2,960,774
    479,986 FNMA, 8.50%, 1/1/20                            500,986
  7,000,000 FNMA TBA, 7.00%, 9/1/21                      7,188,125
  4,000,000 FNMA, 7.50%, 9/1/21                          4,122,500
  2,088,787 FNMA, 8.00%, 12/1/21                         2,170,381
  1,000,000 FNMA, 6.50%, 4/1/23                          1,021,563
  4,500,000 FNMA, 6.50%, 4/1/23                          4,575,938
  1,000,000 FNMA, 6.00%, 9/02/23                           997,500
    616,955 FNMA, 8.00%, 12/1/23                           641,056
    469,839 FNMA, 8.50%, 8/1/25                            490,395
    977,114 FNMA, 6.50%, 10/1/27                           994,214
  1,000,000 GNMA TBA, 6.50%, 5/1/08                      1,026,250
    695,861 GNMA 9.00%, 11/15/20                           748,698
  1,000,000 GNMA TBA, 8.50%, 4/1/21                      1,056,875



 Principal
  Amount               Security                           Value
  ------               --------                           -----

$ 2,000,000 GNMA TBA, 8.00%, 8/1/21                   $  2,085,626
  6,000,000 GNMA TBA, 7.00%, 9/1/21                      6,181,250
  2,000,000 GNMA TBA, 7.50%, 9/1/21                      2,070,626
  3,000,000 GNMA TBA, 7.50%, 9/1/21                      3,110,625
    894,151 GNMA 8.00%, 5/15/22                            932,434
  3,000,000 GNMA TBA, 6.50%, 06/25/23                    3,064,375
                                                      ------------

Total Mortgage Backed Securities
  (Cost $73,448,747)                                    73,674,534
                                                      ------------

            U.S. TREASURY SECURITIES - 8.75%
  1,750,000 U.S Treasury Note, 6.50%, 5/15/05            1,961,096
  1,000,000 U.S. Treasury Note, 6.25%, 2/28/02           1,059,686
 11,400,000 U.S. Treasury Note, 5.75%, 11/15/00         11,713,457
  2,800,000 U.S. Treasury Note, 5.50%, 2/28/03           2,930,387
  2,550,000 U.S. Treasury Note, 5.25%, 8/15/03           2,664,159
                                                      ------------

Total U.S. Treasury Securities
  (Cost $19,774,325)                                    20,328,785
                                                      ------------

            SHORT TERM INSTRUMENTS - 39.24%
            Mutual Fund - 19.63%
 45,648,196 BT Institutional Cash Management
              Fund                                      45,648,196
                                                      ------------

            U.S. Government - 19.61%
 41,000,000 U.S. Treasury Bill, 4.74%, 12/17/98         40,634,314
  5,000,000 U.S. Treasury Bill, 4.98%, 10/15/98          4,990,521
                                                      ------------
                                                        45,624,835
                                                      ------------

Total Short Term Instruments
  (Cost $91,231,376)                                    91,273,031
                                                      ------------

Total Investments
  (Cost $294,637,041)                    128.40%       298,589,033
                                                      ------------

Wrapper Agreements* - (1.89)%
National Westminister Bank PLC                          (1,106,036)
Bank of America NT&SA                                   (1,106,036)
Credit Suisse Financial Products                        (1,098,884)
Transamerica Life Insurance & Annuity Co.               (1,088,084)
                                                      ------------
                                                        (4,399,040)
                                                      ------------

Liabilities in Excess of
 Other Assets                           (26.51)%       (61,638,612)
                                        -------       ------------
Net Assets                              100.00%       $232,551,381
                                        =======       ============


----------
The following abbreviations are used in portfolio descriptions:

FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To be announced securities. TBA's represent firm commitments of the
 Portfolio for securities authorized for issuance but not yet actually issued.
  *Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.


               See Notes to Financial Statements on Pages 17 and 18

--------------------------------------------------------------------------------
BT PreservationPlus Portfolio

Statement of Operations For the year ended September 30, 1998*
--------------------------------------------------------------------------------


Investment Income
  Interest Income                                                                $ 7,385,026
  Credited Rate Interest                                                             544,838
                                                                                 -----------
Total Investment Income                                                            7,929,864
                                                                                 -----------
Expenses
  Advisory Fees                                                                      435,257
  Wrapper Fees                                                                       151,970
  Administration and Service Fees                                                     64,560
  Professional Fees                                                                   23,959
  Trustees Fees                                                                        3,415
  Misellaneous Fees                                                                      494
                                                                                 -----------
  Total Expenses                                                                     679,655

  Less Expenses Absorbed by Bankers Trust                                           (244,398)
                                                                                 -----------
    Net Expenses                                                                     435,257
                                                                                 -----------
Net Investment Income                                                              7,494,607
                                                                                 -----------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements
  Unrealized Appreciation (Depreciation) on:
    Investments                                                                    3,951,992
    Wrapper Agreements                                                            (4,943,878)
  Realized Gain on Investment Transactions                                           991,886
                                                                                 -----------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements             --
                                                                                 -----------
Net Increase in Net Assets from Operations                                       $ 7,494,607
                                                                                 ===========

----------
* The PreservationPlus Portfolio commenced operations on October 1, 1997.


              See Notes to Financial Statements on Pages 17 and 18

--------------------------------------------------------------------------------
BT PRESERVATIONPLUS PORTFOLIO

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                For the
                                                             period ended
                                                          September 30, 1998*
                                                          -------------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                     $  7,494,607
  Net Unrealized Appreciation on Investments                   3,951,992
  Net Unrealized Depreciation on Wrapper Agreements           (4,943,878)
  Net Realized Gain on Investments                               991,886
                                                            ------------
Net Increase in Net Assets from Operations                     7,494,607
                                                            ------------
Capital Transactions

  Proceeds from Capital Invested                             287,696,652
  Value of Capital Withdrawn                                 (62,639,878)
                                                            ------------
Net Increase in Net Assets from Capital Transactions         225,056,774
                                                            ------------
Total Increase in Net Assets                                 232,551,381
Net Assets
Beginning of Year                                                     --
                                                            ------------
End of Year                                                 $232,551,381
                                                            ============


----------
* The PreservationPlus Portfolio commenced operations on October 1, 1997



--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the year indicated for the PreservationPlus Portfolio.

                                                              For the year
                                                                  ended
                                                           September 30, 1998*
                                                           -------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                      $  232,551
Ratios to Average Net Assets:
  Net Investment Income                                            5.80%
  Expenses                                                         0.35%
  Decrease Reflected in the Above Expense Ratio Due
   to Absorption of Expenses by Bankers Trust                      0.19%
Portfolio Turnover Rate                                             428%


----------
* The PreservationPlus Portfolio commenced operations on October 1, 1997

              See Notes to Financial Statements on Pages 17 and 18

--------------------------------------------------------------------------------
BT PRESERVATIONPLUS PORTFOLIO

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The PreservationPlus Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and commenced operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis. The credited rate interest represents the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.35% of the average daily net assets of the Portfolio. Amounts owed under the Administration and Service and Advisory Agreements at September 30, 1998 amounted to $39,674.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio for the year ended September 30, 1998 amounted to $680,259.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of 0.07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus 0.45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

--------------------------------------------------------------------------------
BT PRESERVATIONPLUS PORTFOLIO

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------


Note 3--Purchases and Sales of Investment Securities
Payables for securities purchased amounted to $109,105,807 at September 30, 1998. The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1998, were $676,244,493 and $470,495,817, respectively. For federal income tax purposes, the tax basis of investments held at September 30, 1998, was $294,650,347. The aggregate gross unrealized appreciation was $3,971,872, and the aggregate gross unrealized depreciation for all investments was $33,186 as of September 30, 1998.

Note 4--Wrapper Agreements
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and under most circumstances permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

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BT PRESERVATIONPLUS PORTFOLIO

Report of Independent Auditors
--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees
BT Pyramid Mutual Funds - BT PreservationPlus Portfolio

We have audited the accompanying statement of net assets of BT PreservationPlus Portfoilio (the "Portfolio") as of September 30, 1998, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BT PreservationPlus Portfolio at September 30, 1998, and the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

Ernst & Young, LLP
Philadelphia, Pennsylvania
October 30, 1998

BT PYRAMID FUNDS
BT PRESERVATIONPLUS FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Auditors
ERNST & YOUNG, LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA  19103

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019



                                ---------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                                ---------------

                                          BT Preservation Plus CUSIP #055847834
                                                                      055847842
                                                                      055847826
                                                                      055847818
                                                             COMBPRPL200 (9/98)